Share capital - Schedule of Common Shares (Details) $ in Thousands				4 Months Ended	6 Months Ended
	May 08, 2026 shares	Mar. 10, 2026 shares	May 09, 2025 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares					93,327	15,339
Amount
Balance at beginning of period					$ 244,605
Exercise of stock options					91	$ 314
Issuance of common shares under employee share purchase plan					200	236
Release of restricted share units					0	0
Purchase of common shares held for cancellation					(80,915)	$ (44,441)
Balance at end of period				$ 212,778	$ 212,778
Share capital repurchase amount (in shares) | shares	1,269,702		1,481,659
Share capital public float percent	5.00%		5.00%
Share capital
Number of shares
Balance at beginning of period (in shares) | shares					28,747,289	30,255,955
Exercise of stock options (in shares) | shares					93,327	15,339
Issuance of common shares under employee share purchase plan (in shares) | shares					11,081	6,529
Release of restricted share units (in shares) | shares					53,160	32,101
Purchase of common shares held for cancellation (in shares) | shares		(2,941,176)		(1,077,544)	(4,018,720)	(1,529,256)
Balance at end of period (in shares) | shares				24,886,137	24,886,137	28,789,396
Amount
Balance at beginning of period					$ 244,605
Exercise of stock options					130	$ 459
Issuance of common shares under employee share purchase plan					226	283
Release of restricted share units					1,775	1,315
Purchase of common shares held for cancellation					(33,958)	$ (11,967)
Balance at end of period				$ 212,778	$ 212,778